Mar. 01, 2018

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Effective on or about October 31, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Boston Advisors, LLC (“Boston Advisors”) with respect to Transamerica Small Cap Value (the “fund”) and will enter into a new investment sub-advisory agreement with Peregrine Capital Management, LLC (“Peregrine”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the fund’s principal investment strategies will change; and (ii) the fund will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

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Effective on or about October 31, 2018, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information concerning Transamerica Small Cap Value:

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R6	I2	Advisor	T1	T2	R	R4	I3
Management fees[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	None	None	0.25%	0.25%	0.50%	0.25%	None
Other expenses	0.43%	0.25%	0.27%	0.17%	0.17%	0.37%	0.16%	0.16%	0.16%	0.17%	0.17%
Total annual fund operating expenses[2]	1.48%	2.05%	1.07%	0.97%	0.97%	1.17%	1.21%	1.21%	1.46%	1.22%	0.97%
Fee waiver and/or expense reimbursement[3]	0.18%	0.00%	0.02%	0.00%	0.00%	0.12%	0.00%	0.00%	0.00%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	1.05%	0.97%	0.97%	1.05%	1.21%	1.21%	1.46%	1.10%	0.85%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 31, 2018.
[2]
Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective October 31, 2018.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.05% for Class R6 shares, 1.05% for Class I2 shares, 1.05% for Advisor Class shares, 1.30% for Class T1 shares, 1.30% for Class T2 shares, 1.50% for Class R shares, 1.10% for Class R4 shares and 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following as applicable:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$675	$975	$1,297	$2,207
Class C	$308	$643	$1,103	$2,379
Class I	$107	$338	$588	$1,304
Class R6	$99	$309	$536	$1,190
Class I2	$99	$309	$536	$1,190
Advisor Class	$107	$360	$632	$1,410
Class T1	$370	$624	$898	$1,679
Class T2	$420	$673	$945	$1,722
Class R	$149	$462	$797	$1,746
Class R4	$112	$375	$659	$1,467
Class I3	$87	$297	$525	$1,179

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$675	$975	$1,297	$2,207
Class C	$208	$643	$1,103	$2,379
Class I	$107	$338	$588	$1,304
Class R6	$99	$309	$536	$1,190
Class I2	$99	$309	$536	$1,190
Advisor Class	$107	$360	$632	$1,410
Class T1	$370	$624	$898	$1,679
Class T2	$420	$673	$945	$1,722
Class R	$149	$462	$797	$1,746
Class R4	$112	$375	$659	$1,467
Class I3	$87	$297	$525	$1,179

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following:

The fund’s sub-adviser, Peregrine Capital Management, LLC (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell 2000® Value Index at the time of initial purchase. As of July 31, 2018, the market capitalization range of the Russell 2000 Value Index was between $86 million and $5.934 billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.

The sub-adviser uses a proprietary, quantitative screening process designed to identify the least expensive small cap stocks across each sector. This screening process narrows the investment universe and allows the sub-adviser to focus its fundamental research and analysis on the stocks that the sub-adviser believes are the most undervalued relative to their respective sector peer group. Fundamental research is primarily conducted through financial statement analysis, meetings with company management teams, and interacting with sell-side research analysts. Through its fundamental research and analysis, the sub-adviser seeks to uncover one or more of the following five Value Buy Criteria that the sub-adviser believes may act as a catalyst for stock appreciation:

•
Resolvable Short-Term Problem – Companies that, although they may have gone through a negative fundamental event that has had an impact on stock price and valuation, the sub-adviser believes it is able to identify and understand the company’s pathway to resolve the problem within a reasonable period of time.

•	Catalyst for Change – Companies that may have a material fundamental event going on that the sub-adviser believes the market is not pricing in to the valuation of the stock.

•
Unrecognized Assets – Companies that the sub-adviser believes may have some intrinsic value that the market is not appreciating and the sub-adviser believes there is a pathway to unlocking that value within the near to moderate term.

•
Fundamental Undervaluation – Companies that the sub-adviser believes lack significant sponsorship from the sell-side community and often times have strong margins and growth but are in the 10-15% of the lowest valued names in a sector.

•	Take-Over Potential – Companies that the sub-advsier believes have assets that would be more attractive in the hands of other owners.

The sub-adviser may sell a stock when the sub-adviser believes it has become fairly valued or when signs of fundamental deterioration appear. The sub-adviser may actively trade portfolio securities.

From time to time, the fund may invest up to 10% of its assets in exchange-traded funds (“ETFs”) in order to manage market liquidity and equitize cash. The fund may also invest some of its assets in cash or in money market instruments, including U.S. Government obligations and repurchase agreements, or make other shortterm debt investments to maintain liquidity.

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Investors Should Retain this Supplement for Future Reference

August 27, 2018